Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-27-2008	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		10/16/2008
2	Payment Date		10/20/2008
3	Collection Period	8/31/2008	9/27/2008	28
4	Monthly Interest Period - Actual	9/22/2008	10/19/2008	28
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	—	—	—	—	—
8	Class A-3 Notes	544,000,000.00	157,447,818.23	—	52,415,647.29	105,032,170.94	0.1930738
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$512,828,011.17	$—	$52,415,647.29	$460,412,363.88

12	Total Securitization Value	$1,648,380,192.94	$537,527,738.23			$485,112,090.94

13	NPV Lease Payments Receivable	702,636,880.61	88,081,578.95			77,399,397.49
14	NPV Base Residual	945,743,312.33	449,446,159.28			407,712,693.45

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	5.5235%	—	—	—	—
16	Class A-2 Notes	5.5500%	—	—	—	—
17	Class A-3 Notes	5.5000%	721,635.83	4.5833333	53,137,283.12	337.4913906
18	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		1,677,285.83		54,092,933.12

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	10,310,493.06
20	Pull Ahead Waived Payments	—
21	Sales Proceeds - Early Terminations	7,452,602.72
22	Sales Proceeds - Scheduled Terminations	36,472,059.68
23	Security Deposits for Terminated Accounts	104,948.00
24	Excess Wear and Tear Received	362,565.92
25	Excess Mileage Charges Received	377,915.70
26	Other Recoveries Received	723,197.91

27	Subtotal: Total Collections	55,803,782.99

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	209,350.61

31	Total Available Funds, prior to Servicer Advances	56,013,133.60

32	Servicer Advance	—

33	Total Available Funds	56,013,133.60

34	Reserve Account Draw	—

35	Available for Distribution	56,013,133.60

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		447,939.78
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		1,677,285.83
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	53,882,907.98
49	Regular Principal Distribution Amount	52,415,647.29
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		52,415,647.29
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		1,467,260.69

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-27-2008	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	364,447,818.23
55	Less: Aggregate Securitization Value (End of Collection Period)	(485,112,090.94)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	364,447,818.23
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(312,032,170.94)

61	Regular Principal Distribution Amount	52,415,647.29

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	485,112,090.94
64	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

65	Targeted Note Balance	312,032,170.94

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	56,013,133.60
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	447,939.78
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	1,677,285.83
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	53,882,907.98
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	53,882,907.98
77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.00
85	Initial Reserve Account Balance		12,362,851.00
86	Beginning Reserve Account Balance		12,362,851.00
87	Plus: Net Investment Income for the Collection Period		25,782.60

88	Subtotal: Reserve Fund Available for Distribution		12,388,633.60
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		12,388,633.60
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		25,782.60

93	Equals: Ending Reserve Account Balance		12,362,851.00

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	2,427	38,679,993.93
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(36,565,932.68)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(566,063.11)
99	Less: Excess Wear and Tear Received		(362,565.92)
100	Less: Excess Mileage Received		(377,915.70)

101	Current Period Net Residual Losses/(Gains)	2,427	807,516.52

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	23,494	22,632,203.41
104	Current Period Net Residual Losses (Item 101)	2,427	807,516.52

105	Ending Cumulative Net Residual Losses	25,921	23,439,719.93

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.42%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-27-2008	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			1,648,380,193	485,112,091
109	Aggregate Base Residual Value			1,156,023,383	429,936,499
110	Number of Current Contracts			72,016	30,884
111	Weighted Average Lease Rate			3.46%	3.87%
112	Average Remaining Term			27.9	6.2
113	Average Original Term			37.0	41.1
114	Proportion of Base Prepayment Assumption Realized				79.59%
115	Actual Monthly Prepayment Speed				0.93%
116	Turn-in Ratio on Scheduled Terminations				85.04%
		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		33,782	608,954,476	537,527,738
118	Depreciation/Payments			(9,073,216)	(6,346,356)
119	Gross Credit Losses		(35)	(691,695)	(669,101)
120	Early Terminations - Regular		(436)	(7,614,659)	(6,720,196)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	31,071,476	(2,064)	(37,505,371)	(33,792,779)
123	Scheduled Terminations - Purchased	5,494,456	(363)	(5,497,356)	(4,887,215)

124	Pool Balance - End of Period		30,884	548,572,179	485,112,091

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

126	Current		30,205	473,866,815	97.68%
127	31 - 90 Days Delinquent		589	9,634,619	1.99%
128	91+ Days Delinquent		90	1,610,657	0.33%

129	Total		30,884	485,112,091	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			35	669,101
132	Aggregate Liquidation Proceeds on charged-off units				(379,474)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(49,198)

136	Current Period Aggregate Net Credit Losses/(Gains)			35	240,429

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			812	5,036,585
139	Current Period Net Credit Losses (Item 136)			35	240,429

140	Ending Cumulative Net Credit Losses			847	5,277,014

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.32%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-27-2008	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
11/20/2008	37,171,645
12/20/2008	20,761,565
1/20/2009	26,171,902
2/20/2009	34,497,800
3/20/2009	44,589,109
4/20/2009	60,164,102
5/20/2009	59,712,608
6/20/2009	58,475,069
7/20/2009	22,760,415
8/20/2009	15,554,227
9/20/2009	14,221,651
10/20/2009	10,025,997
11/20/2009	9,217,745
12/20/2009	5,199,001
1/20/2010	7,367,303
2/20/2010	6,798,200
3/20/2010	9,815,095
4/20/2010	12,757,497
5/20/2010	16,644,293
6/20/2010	12,213,715
7/20/2010	797,724
8/20/2010	61,081
9/20/2010	64,965
10/20/2010	30,355
11/20/2010	31,084
12/20/2010	7,526
1/20/2011	415
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
8/20/2012	—
9/20/2012	—
10/20/2012	—
11/20/2012	—
12/20/2012	—
1/20/2013	—
2/20/2013	—
3/20/2013	—
4/20/2013	—
5/20/2013	—
6/20/2013	—
7/20/2013	—
8/20/2013	—
9/20/2013	—
10/20/2013	—
Total:	485,112,091

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month